LVIP BlackRock Real Estate Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.45%
Australia–7.45%
DigiCo Infrastructure REIT	770,943	$1,351,852
Goodman Group	271,546	5,889,975
GPT Group	621,887	2,209,769
Lendlease Corp. Ltd.	288,094	1,048,475
National Storage REIT	1,996,018	3,103,798
†NEXTDC Ltd.	146,396	1,639,044
Scentre Group	477,676	1,289,599
Stockland	639,292	2,588,879
		19,121,391
Belgium–0.58%
VGP NV	13,292	1,484,081
		1,484,081
Canada–1.53%
Boardwalk Real Estate Investment Trust	17,500	869,278
Canadian Apartment Properties REIT	40,966	1,198,043
Choice Properties Real Estate Investment Trust	176,710	1,866,521
		3,933,842
France–1.40%
†Carmila SA	32,172	663,269
†Unibail-Rodamco -Westfield	27,975	2,937,573
		3,600,842
Germany–2.34%
LEG Immobilien SE	30,681	2,438,625
Sirius Real Estate Ltd.	746,127	980,888
TAG Immobilien AG	51,558	889,816
Vonovia SE	54,253	1,691,122
		6,000,451
Hong Kong–3.43%
Link REIT	663,260	3,409,223
Sun Hung Kai Properties Ltd.	295,000	3,533,048
Wharf Real Estate Investment Co. Ltd.	625,046	1,847,359
		8,789,630
Japan–9.24%
GLP J-Reit	1,325	1,222,994
Invincible Investment Corp.	5,573	2,539,948
Japan Prime Realty Investment Corp.	1,245	867,968
KDX Realty Investment Corp.	1,072	1,221,436
Mitsubishi Estate Co. Ltd.	129,400	2,977,640
Mitsui Fudosan Co. Ltd.	591,000	6,446,110
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsui Fudosan Logistics Park, Inc.	3,617	$2,599,906
Orix JREIT, Inc.	3,382	2,291,486
Tokyu Fudosan Holdings Corp.	209,900	1,738,699
United Urban Investment Corp.	1,482	1,797,821
		23,704,008
Singapore–2.49%
CapitaLand Integrated Commercial Trust	1,300,000	2,307,841
CapitaLand Investment Ltd.	885,500	1,846,579
†Centurion Accommodation REIT	628,900	507,040
Keppel DC REIT	935,600	1,733,466
		6,394,926
Spain–1.71%
†Cellnex Telecom SA	52,825	1,828,947
Merlin Properties Socimi SA	169,812	2,559,884
		4,388,831
Sweden–1.68%
Castellum AB	54,815	618,928
†Fastighets AB Balder Class B	290,833	2,080,291
Pandox AB	84,112	1,609,979
		4,309,198
Switzerland–0.48%
Swiss Prime Site AG	8,744	1,222,545
		1,222,545
United Kingdom–3.66%
Derwent London PLC	70,534	1,653,430
Great Portland Estates PLC	307,843	1,318,647
Tritax Big Box REIT PLC	1,933,463	3,757,453
UNITE Group PLC	275,852	2,667,441
		9,396,971
United States–62.46%
Agree Realty Corp.	67,278	4,779,429
Alexandria Real Estate Equities, Inc.	26,354	2,196,342
American Healthcare REIT, Inc.	97,144	4,081,019
American Homes 4 Rent Class A	53,950	1,793,838
AvalonBay Communities, Inc.	50,832	9,819,217
Brixmor Property Group, Inc.	87,093	2,410,734
LVIP BlackRock Real Estate Fund–1

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Broadstone Net Lease, Inc.	94,924	$1,696,292
†Brookdale Senior Living, Inc.	622,176	5,269,831
BXP, Inc.	46,912	3,487,438
CareTrust REIT, Inc.	101,669	3,525,881
Cousins Properties, Inc.	106,236	3,074,470
CubeSmart	124,836	5,075,832
Digital Realty Trust, Inc.	53,539	9,255,822
DigitalBridge Group, Inc.	113,400	1,326,780
EastGroup Properties, Inc.	22,304	3,775,175
EPR Properties	53,519	3,104,637
Equinix, Inc.	16,485	12,911,711
Essential Properties Realty Trust, Inc.	112,911	3,360,231
Essex Property Trust, Inc.	23,866	6,387,974
Federal Realty Investment Trust	24,420	2,473,990
Healthpeak Properties, Inc.	75,224	1,440,540
Host Hotels & Resorts, Inc.	239,001	4,067,797
Iron Mountain, Inc.	46,291	4,718,905
Outfront Media, Inc.	68,202	1,249,461
Prologis, Inc.	136,777	15,663,702
Public Storage	12,477	3,603,981
Regency Centers Corp.	56,534	4,121,329
Simon Property Group, Inc.	49,582	9,305,054
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Smartstop Self Storage REIT, Inc.	43,567	$1,639,862
Sun Communities, Inc.	42,049	5,424,321
VICI Properties, Inc.	219,802	7,167,743
Welltower, Inc.	67,591	12,040,661
		160,249,999
Total Common Stock (Cost $208,282,013)		252,596,715
ΔRIGHTS–0.00%
Singapore–0.00%
†=Keppel DC REIT expiration date 10/13/25	74,848	8,704
Total Rights (Cost $0)		8,704

MONEY MARKET FUND–1.30%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.09%)	3,330,221	3,330,221
Total Money Market Fund (Cost $3,330,221)		3,330,221

TOTAL INVESTMENTS–99.75% (Cost $211,612,234)	255,935,640
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	646,244
NET ASSETS APPLICABLE TO 31,596,011 SHARES OUTSTANDING–100.00%	$256,581,884

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following foreign currency exchange contracts and swap contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	AUD	(237,000)	USD	153,388	10/15/25	$—	$(3,471)
BCLY	AUD	1,302,000	USD	(850,827)	10/15/25	10,905	—
BCLY	EUR	109,000	USD	(126,892)	10/15/25	1,202	—
BCLY	GBP	20,000	USD	(27,057)	10/15/25	—	(157)
BCLY	JPY	(65,246,000)	USD	446,623	10/15/25	4,682	—
BCLY	SEK	(752,000)	USD	78,379	10/15/25	—	(1,581)
BCLY	SEK	694,000	USD	(72,861)	10/15/25	932	—
BOA	AUD	(716,000)	USD	474,599	10/15/25	713	—
BOA	AUD	(40,000)	USD	26,340	10/15/25	—	(134)
BOA	GBP	171,000	USD	(231,517)	10/15/25	—	(1,518)
BOA	JPY	108,460,000	USD	(738,065)	10/15/25	—	(3,416)
CITI	AUD	568,000	USD	(369,474)	10/15/25	6,458	—
CITI	EUR	374,000	USD	(435,348)	10/15/25	4,167	—
LVIP BlackRock Real Estate Fund–2

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	GBP	9,000	USD	(12,195)	10/15/25	$—	$(90)
CITI	JPY	9,445,000	USD	(64,592)	10/15/25	—	(617)
CITI	KRW	393,571,000	USD	(287,736)	10/15/25	—	(7,276)
CITI	SEK	315,000	USD	(32,953)	10/15/25	541	—
DB	AUD	(277,000)	USD	184,150	10/15/25	817	—
DB	EUR	(594,000)	USD	699,370	10/15/25	1,317	—
DB	EUR	(171,000)	USD	200,018	10/15/25	—	(936)
DB	GBP	(66,000)	USD	87,763	10/15/25	—	(1,008)
DB	JPY	(207,683,257)	USD	1,424,488	10/15/25	17,755	—
DB	JPY	(13,906,000)	USD	93,974	10/15/25	—	(218)
DB	SEK	1,417,000	USD	(149,357)	10/15/25	1,313	—
HSBC	AUD	(1,203,000)	USD	783,701	10/15/25	—	(12,507)
HSBC	AUD	214,000	USD	(137,764)	10/15/25	3,872	—
HSBC	CAD	1,436,000	USD	(1,053,950)	10/15/25	—	(21,323)
HSBC	EUR	77,000	USD	(90,561)	10/15/25	—	(73)
HSBC	GBP	33,000	USD	(44,068)	10/15/25	317	—
HSBC	GBP	(103,000)	USD	136,375	10/15/25	—	(2,162)
HSBC	GBP	(173,000)	USD	234,345	10/15/25	1,656	—
HSBC	GBP	190,000	USD	(256,899)	10/15/25	—	(1,345)
HSBC	HKD	(2,708,000)	USD	347,012	10/15/25	—	(1,100)
HSBC	JPY	79,219,000	USD	(541,456)	10/15/25	—	(4,870)
HSBC	JPY	7,752,000	USD	(52,176)	10/15/25	332	—
HSBC	SEK	6,702,000	USD	(704,143)	10/15/25	8,483	—
HSBC	SEK	(497,000)	USD	52,398	10/15/25	—	(448)
HSBC	SGD	46,000	USD	(36,068)	10/15/25	—	(363)
JPMC	AUD	173,000	USD	(112,917)	10/15/25	1,584	—
JPMC	AUD	44,000	USD	(29,267)	10/15/25	—	(146)
JPMC	CHF	1,876,000	USD	(2,383,450)	10/15/25	—	(22,332)
JPMC	JPY	39,385,000	USD	(267,304)	10/15/25	—	(532)
JPMC	JPY	(34,780,000)	USD	235,866	10/15/25	285	—
JPMC	NOK	1,729,000	USD	(170,946)	10/15/25	2,327	—
JPMC	SEK	2,022,000	USD	(211,941)	10/15/25	3,060	—
JPMC	SEK	(140,000)	USD	14,793	10/15/25	—	(94)
JPMC	SGD	(646,000)	USD	505,559	10/15/25	4,129	—
SCB	AUD	326,000	USD	(212,420)	10/15/25	3,344	—
SCB	CAD	17,000	USD	(12,357)	10/15/25	—	(132)
SCB	EUR	40,000	USD	(47,142)	10/15/25	—	(135)
SCB	GBP	(157,000)	USD	211,050	10/15/25	—	(118)
SCB	GBP	12,000	USD	(16,188)	10/15/25	—	(48)
SCB	JPY	123,412,000	USD	(842,151)	10/15/25	—	(6,225)
SCB	JPY	(14,977,000)	USD	102,261	10/15/25	815	—
SCB	JPY	122,000	USD	(826)	10/15/25	1	—
SCB	SEK	(536,000)	USD	56,009	10/15/25	—	(985)
SSB	AUD	(3,945,000)	USD	2,597,004	10/15/25	—	(14,003)
SSB	AUD	195,000	USD	(127,205)	10/15/25	1,855	—
SSB	CAD	171,000	USD	(124,708)	10/15/25	—	(1,742)
SSB	EUR	(357,000)	USD	419,617	10/15/25	80	—
SSB	EUR	156,000	USD	(184,028)	10/15/25	—	(701)
SSB	GBP	(11,000)	USD	14,788	10/15/25	—	(7)
SSB	HKD	(15,807,000)	USD	2,026,758	10/15/25	—	(5,226)
SSB	HKD	833,000	USD	(106,725)	10/15/25	357	—
SSB	ILS	3,293,000	USD	(989,212)	10/15/25	4,980	—
SSB	JPY	29,019,000	USD	(197,205)	10/15/25	—	(646)
SSB	JPY	(7,599,000)	USD	52,026	10/15/25	554	—
SSB	NZD	891,000	USD	(536,935)	10/15/25	—	(20,073)
SSB	SEK	1,374,000	USD	(144,408)	10/15/25	1,689	—
SSB	SEK	(8,469,000)	USD	891,154	10/15/25	—	(9,360)
SSB	SEK	864,000	USD	(92,294)	10/15/25	—	(425)
SSB	SGD	4,645,000	USD	(3,650,727)	10/15/25	—	(45,243)
SSB	SGD	(2,686,000)	USD	2,104,249	10/15/25	19,354	—
UBS	AUD	172,000	USD	(112,840)	10/15/25	999	—
LVIP BlackRock Real Estate Fund–3

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	CAD	16,000	USD	(11,649)	10/15/25	$—	$(143)
UBS	EUR	196,000	USD	(230,050)	10/15/25	284	—
UBS	EUR	90,000	USD	(106,296)	10/15/25	—	(530)
UBS	GBP	(1,289,000)	USD	1,742,065	10/15/25	8,336	—
UBS	GBP	189,000	USD	(256,459)	10/15/25	—	(2,251)
UBS	GBP	15,000	USD	(20,171)	10/15/25	4	—
UBS	HKD	2,073,000	USD	(265,684)	10/15/25	799	—
UBS	HKD	(675,000)	USD	86,447	10/15/25	—	(324)
UBS	HKD	412,000	USD	(52,984)	10/15/25	—	(21)
UBS	JPY	138,484,000	USD	(942,021)	10/15/25	—	(4,005)
UBS	JPY	(22,064,000)	USD	150,894	10/15/25	1,445	—
Total Foreign Currency Exchange Contracts						$121,743	$(200,060)
Swap Contract
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[1]	Termination Date[2]	Notional Amount[3]		Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
Italy
GS - Infrastrutture Wireless Italiane SpA - Monthly	30,905	1.93%	10/15/2025	EUR	370,142	$(6,939)	$—	$(6,939)
Total CFD Swap Contract							$—	$(6,939)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

[2] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
LVIP BlackRock Real Estate Fund–4